DERIVATIVE FINANCIAL INSTRUMENTS (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative agreement | ₽	₽ 0	₽ 6,255
Derivatives | $			$ 0	$ 0